Post-employment benefit obligations (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation that would have been caused by a 1% decrease in discount rate	$ 5,800	$ 6,100
Increase (decrease) in defined benefit obligation that would have been caused by a 1% increase in discount rate	$ 100	$ 100
Expected percentage return on plan assets	2.60%	3.20%
Expected contributions to pension benefit plans	$ 600	$ 100
Actuarial gain (loss) on post-employment benefit obligations	$ (2,465)	2,529
Expected average service life of active plan participants	9 years
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation	$ 33,600	34,000
Increase (decrease) in defined benefit obligation 1% increase	33,600	34,000
Top of range [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation	39,400	40,100
Increase (decrease) in defined benefit obligation 1% increase	$ 33,700	$ 34,100